                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                August 14, 2007
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                69
                                             ------------------

Form 13F Information Table Value Total:          $530,773
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
1/100  BERKSHIRE A             COM              084990175      657      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101    18154   209175 SH       Sole                   209175
ALCOA, INC.                    COM              013817101      256     6309 SH       Sole                     6309
ALLIANCEBERNSTEIN              COM              01881G106      949    10900 SH       Sole                    10900
ALLSTATE CORP.                 COM              020002101      474     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     3311    47203 SH       Sole                    47203
AMER. INTL. GROUP              COM              026874107     9936   141875 SH       Sole                   141875
AT&T CORP.                     COM              001957109      629    15165 SH       Sole                    15165
BANK OF AMERICA                COM              060505104      889    18190 SH       Sole                    18190
BERKSHIRE HATHAWAY B           COM              084670207     7423     2059 SH       Sole                     2059
BP PLC - SPONS ADR             COM              056622104      488     6766 SH       Sole                     6766
BRISTOL WEST HOLDINGS          COM              11037M105    12149   543100 SH       Sole                   543100
CATALYTICA ENERGY SYSTEMS      COM              148884109       20    16500 SH       Sole                    16500
CEDAR FAIR L.P.                COM              150185106     2046    72500 SH       Sole                    72500
CHEVRON CORP                   COM              166764100     4111    48798 SH       Sole                    48798
CITIGROUP, INC.                COM              172967101     3846    74993 SH       Sole                    74993
COCA COLA                      COM              191216100    14800   282935 SH       Sole                   282935
CONOCOPHILLIPS                 COM              20825C104      415     5282 SH       Sole                     5282
CONSECO INC                    COM              208464883    32877  1573800 SH       Sole                  1573800
DISCOVERY HOLD.                COM              25468Y107    18368   798950 SH       Sole                   798950
EXXON MOBIL                    COM              30231G102     1414    16857 SH       Sole                    16857
FEDERATED INVESTORS            COM              314211103      262     6830 SH       Sole                     6830
FORTUNE BRANDS                 COM              349631101   136543  1657677 SH       Sole                  1657677
GENERAL ELECTRIC               COM              369604103      949    24785 SH       Sole                    24785
GOLDMAN SACHS                  COM              38141G104     2601    12000 SH       Sole                    12000
GREAT LAKES DREDGE & DOCK CO   COM              390607109    10400  1094700 SH       Sole                  1094700
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
IDT CORPORATION                COM              448947309     3813   369500 SH       Sole                   369500
INVITROGEN CORP                COM              46185R100     5531    75000 SH       Sole                    75000
J.P. MORGAN CHASE              COM              46625H100     5782   119346 SH       Sole                   119346
JK ACQUISITION CORP            COM              47759H106     9999  1723900 SH       Sole                  1723900
JOHNSON & JOHNSON              COM              478160104      384     6239 SH       Sole                     6239
LIBERTY CAPITAL                COM              53071M302    10790    91690 SH       Sole                    91690
LIBERTY INTERACT.              COM              53071M104     7097   317830 SH       Sole                   317830
MARSHALL & ILSLEY              COM              571834100     7120   149490 SH       Sole                   149490
MELLON BANK                    COM              58551A108      239     5428 SH       Sole                     5428
MERITOR SAVINGS BANK           COM              590007100     3868   852000 SH       Sole                   852000
MICROSOFT CORP                 COM              594918104      620    21030 SH       Sole                    21030
NORWOOD RES.                   COM              669958100        8    10000 SH       Sole                    10000
PFIZER                         COM              717081103     8331   325810 SH       Sole                   325810
PINNACLE WEST                  COM              723484101     5324   133600 SH       Sole                   133600
PNC BANK CORP.                 COM              693475105      309     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     2742    92916 SH       Sole                    92916
POLYMER GROUP B                COM              731745303      296    10256 SH       Sole                    10256
PRIMEDIA INC                   COM              74157K846     5700  2000000 SH       Sole                  2000000
PROCTER & GAMBLE               COM              742718109      228     3723 SH       Sole                     3723



RESPIRONICS, INC.              COM              761230101    239       5600 SH       Sole                     5600
ROYAL DUTCH SHELL              COM              780259206   2364      29115 SH       Sole                    29115
SPRINT NEXTEL                  COM              812387108  10644     513950 SH       Sole                   513950
TOYOTA MOTOR                   COM              892331307    214       1700 SH       Sole                     1700
TREEHOUSE FOODS                COM              89469A104   5322     200000 SH       Sole                   200000
TYCO INTL                      COM              G9143X208  30607     905795 SH       Sole                   905795
UNICA CORP                     COM              904583101   4536     274900 SH       Sole                   274900
UNITED BANKSHARES              COM              909907107   2732      85912 SH       Sole                    85912
VERIZON COMM.                  COM              92343V104    419      10167 SH       Sole                    10167
WASTE MANAGEMENT INC NEW       COM              94106L109  25159     644275 SH       Sole                   644275
WELLS FARGO CO.                COM              949746101    250       7100 SH       Sole                     7100
WYNDHAM WORLDWIDE CORP - W/I   COM              98310W108   5384     148480 SH       Sole                   148480
SPDR-HEALTHCARE                MUTUAL           81369y209   6753  191250.00 SH       Sole                191250.00
SPDR-UTILITIES                 MUTUAL           81369Y886   1108   28000.00 SH       Sole                 28000.00
iSHARES DIVIDEND               MUTUAL           464287168   2520   35050.00 SH       Sole                 35050.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614  44604  753320.00 SH       Sole                753320.00
STREETTRACKS GOLD              COM              863307104   7031  109400.00 SH       Sole                109400.00
iPATH DJ-AIG COMMODITY INDEX   COM              06738c778   2041   40210.00 SH       Sole                 40210.00
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226   6894 70085.0000 SH       Sole               70085.0000
iSHARES T.I.P.S.               BOND             464287176   8119 82029.7723 SH       Sole               82029.7723
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801    122      11919 SH       Sole                    11919
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101    403      30630 SH       Sole                    30630
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108   1162      81800 SH       Sole                    81800